SIGNIFICANT TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
SIGNIFICANT TRANSACTIONS IN 2021
Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets
On September 5, 2021, the Company and VEON Holdings B.V., a subsidiary of the Company, signed an agreement for the sale of its direct subsidiary, NTC, with Service Telecom Group of Companies LLC, ST, for RUB 70,650 (US$945). The transaction was subject to regulatory approvals which was obtained on November 12, 2021, and consummation of other customary closing conditions which were completed on December 1, 2021. Under the terms of the deal, Russia, an operating segment of the Company, entered into a long-term lease agreement with NTC under which Russia will lease space upon NTC's portfolio of 15,400 towers for a period of 8 years, with up to ten optional renewal periods of 8 years each. Under the same agreement, an additional 5,000 towers are committed to be leased. The lease agreement was signed on October 15, 2021.

On September 5, 2021, the Company classified NTC as a disposal group held-for-sale, including goodwill allocated of US$215 to NTC from Russia based on its relative fair values as NTC is a subset of the Russia CGU. Following the classification as disposal group held-for-sale, the Company did not account for depreciation and amortization expenses of NTC assets.

On December 1, 2021, upon completion of the sale agreement with ST, control of NTC was transferred to ST. As a result of applying sale and leaseback accounting principles to the lease agreement under the terms of the deal, the Company recognized a gain on sale of subsidiary of US$101 and Russia recognized right-of-use assets of US$101 representing the proportional fair value of assets retained with respect to book value of assets sold and lease liabilities of US$718 based on an 8 year lease term, which are at market rates, as well as a proportionate amount of goodwill, with respect to the portion of cash generating assets retained through the lease, of US$168. A portion of goodwill was also retained within Russia as assets held-for-sale for future sites to be sold under the agreement, refer to Note 10.

The following table shows the assets and liabilities disposed of relating to NTC on December 1, 2021:

2021
Property and equipment	264
Goodwill	222
Other current assets	24
Total assets disposed	510

Non-current liabilities	127
Current liabilities	23
Total liabilities disposed	150

Lease commitments for the additional 5,000 towers to be leased in the duration of the lease term at December 31, 2021 are US$263. For further details on the total commitments at December 31, 2021, refer to Note 12.

VEON subsidiary Banglalink successfully acquires 9.4MHz in spectrum auction
In March 2021, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired 4.4MHz spectrum in the 1800MHz band and 5MHz spectrum in 2100MHz band following successful bids at an auction held by the Bangladesh Telecommunication Regulatory Commission (BTRC). The newly acquired spectrum will see Banglalink increase its total spectrum holding from 30.6MHz to 40MHz. Banglalink total investment will amount to BDT 10 billion (US$115) to purchase the spectrum.

VEON completes the acquisition of majority shareholding in OTM

In June 2021, VEON successfully acquired a majority stake of 67% in OTM (a technology platform for the automation and planning of online advertising purchases in Russia) for US$16.

PMCL Warid License Capitalization

The ex-Warid license renewal was due in May 2019. Pursuant to directions from the Islamabad High Court, the Pakistan Telecommunication Authority (“PTA”) issued a license renewal decision on July 22, 2019 requiring payment of US$40 per MHz for 900 MHz spectrum and US$30 per MHz for 1800 MHz spectrum, equating to an aggregate price of approximately US$450 (excluding applicable taxes of approximately 13%). On August 17, 2019, Jazz appealed the PTA’s order to the Islamabad High Court. On August 21, 2019, the Islamabad High Court suspended the PTA’s order pending the outcome of the appeal and subject to Jazz making payment in the form of security (under protest) as per the options given in the PTA’s order. As a result, PMCL deposited US$326 including the initial 50% payment of license as well as subsequent installments in order to maintain its appeal in the Islamabad High Court regarding the PTA's underlying decision on the license renewal.

On July 19, 2021, Islamabad High Court dismissed Jazz's appeal. Based on the dismissal of appeal by the court, subsequent legal opinion obtained and acceptance of the total license price, the license was recognized amounting US$384, net of service cost liability of US$65. Consequently, the security deposit balance of US$326 was also adjusted. Subsequently, on October 18, 2021 PMCL and PTA signed the license document.

SIGNIFICANT TRANSACTIONS IN 2020 AND 2019
Sale of Armenian operations
In October 2020, VEON concluded an agreement for the sale of its operating subsidiary in Armenia, to Team LLC for a consideration of US$51. Accordingly the net carrying value of assets amounting US$33 was derecognized along with reclassification of cumulative foreign currency translation reserve of US$96 to profit and loss, resulting in the net loss of US$78.
GTH restructuring
In 2020, VEON continued the restructuring of Global Telecom Holding S.A.E. (“GTH”) which commenced in 2019 (see further details below), with the intragroup transfer of Mobilink Bank and GTH Finance B.V. completed in March and April 2020, respectively. As the operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, there was no material impact on these consolidated financial statements stemming from these intragroup transfers. The intragroup transfer for Djezzy is continuing.
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the coronavirus outbreak, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, in 2020, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$623 recorded against the foreign currency translation reserve in the Statement of Comprehensive Income.
Mandatory tender offer for shares of GTH
In August 2019, VEON completed the purchase of 1,914,322,110 shares, representing approximately 40.55% of GTH’s issued shares, in connection with its Mandatory Tender Offer (“MTO”) which had commenced in July 2019. The total price for the purchase of such shares was EGP 9,725 million (approximately US$587), reflecting the offer price per share of EGP 5.08. Following the completion of the MTO and as a result of further purchases by GTH, as of December 31, 2019, VEON and GTH hold approximately 99.54% of GTH's total outstanding equity. The MTO was funded by a combination of cash on hand and utilization of undrawn credit facilities (refer to Note 16 for further details).
These transactions represent a purchase of non-controlling interests ("NCI") without a change of control. Consequently, the difference between the book value of NCI (negative value of US$1,986) and the cost of acquisition (US$608) was recorded directly within ‘Other capital reserves’ in the statement of changes in equity (loss of US$2,594).
Following the successful completion of the MTO, VEON continued with the restructuring of GTH, which included successful delisting of GTH’s shares from the Egyptian Exchange and the approval by GTH shareholders of VEON’s offer to acquire substantially all of the operating assets of GTH, both of which occurred on September 9, 2019.
Following that approval, VEON completed the intragroup transfers of Jazz, Banglalink and Med Cable. The operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, and as such, there is no material impact on these consolidated financial statements stemming from these asset transfers.
Revised technology infrastructure partnership with Ericsson
In February 2019, the Company announced a revised arrangement with Ericsson to upgrade its core IT systems in several countries in the coming years and to release Ericsson from the development and delivery of the Full Stack Revenue Manager Solution. This revised arrangement enables VEON to continue upgrading IT infrastructure with new digital business support systems (DBSS) using existing software from Ericsson which is already deployed in certain operating companies within VEON. The parties signed binding terms to vary the existing agreements and as a result VEON received US$350 during the first half of 2019. The settlement amount was recorded in the income statement within ‘Other operating income’.
Termination of network sharing in Kazakhstan
In April 2019, the Group received a settlement amount of US$38 from Kcell Joint Stock Company (“Kcell”), related to the termination of the network sharing agreement between Kcell and our subsidiary in Kazakhstan. This amount has been recorded in "Other revenue/other income" within the consolidated income statement.